NEW COVENANT FUNDS

New Covenant Income Fund
(the "Fund")

Supplement Dated January 29, 2016
to the Prospectus dated October 31, 2015

This Supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with such Prospectus.

The Prospectus is hereby amended and supplemented to reflect the following changes to the Fund.

Change in Sub-Advisers

In the chart under the heading "Sub-Advisers and Portfolio Managers," in the Fund Summary for the Fund, the text relating to J.P. Morgan Investment Management Inc. is hereby deleted.

In the same chart, the following text is hereby added in the appropriate alphabetical order thereof:

Sub-Adviser	Portfolio Manager	Experience with Fund	Title with Sub-Adviser
Income Research & Management.	Jack Sommers, CFA	Since 2016	Managing Principal, Co-Founder, Senior Portfolio Manager, Chief Investment Officer
	Bill O'Malley, CFA	Since 2016	Managing Principal, Senior Portfolio Manager, Director of Investment Team
	Ed Ingalls, CFA	Since 2016	Principal, Senior Portfolio Manager

In addition, under the heading "Income Fund," under the sub-section entitled "Sub-Advisers and Portfolio Managers," under the section entitled "Sub-Advisers," the text relating to J.P. Morgan Investment Management Inc. is hereby deleted.

Under the same heading, the following text is hereby added in the appropriate alphabetical order thereof:

Income Research & Management.: Income Research & Management (IR+M), located at 100 Federal Street, 30th Floor, Boston, Massachusetts 02110, serves as a Sub-Adviser to the Income Fund. A team of investment professionals manages the portion of the Income Fund's assets allocated to IR+M. The team consists of Jack Sommers, CFA, Managing Principal, Co-Founder, Senior Portfolio Manager and Chief Investment Officer; Bill O'Malley, CFA, Managing Principal, Senior Portfolio Manager and Director of Investment Team; and Ed Ingalls, CFA, Principal and Senior Portfolio Manager. This team is ultimately responsible for the day-to-day management and strategic direction of the Income Fund. As a Co-Founder, Mr. Sommers started with the firm at its inception in March of 1987. Mr. O'Malley joined IR+M in September 1994 and Mr. Ingalls started in February of 2000. Mr. Sommers, Mr. O'Malley and Mr. Ingalls have all been in their current roles since joining IR+M.

There are no other changes to the Prospectus.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-997 (1/16)

NEW COVENANT FUNDS

New Covenant Income Fund
(the "Fund")

Supplement Dated January 29, 2016
to the Statement of Additional Information ("SAI") dated October 31, 2015

This Supplement provides new and additional information beyond that contained in the SAI and should be read in conjunction with such SAI.

The SAI is hereby amended and supplemented to reflect the following changes to the Fund.

Change in Sub-Advisers

On the cover page, under the heading "Sub-Advisers," the reference to J.P. Morgan Investment Management Inc. is hereby deleted.

Under the same heading, "Income Research & Management" is hereby added in the appropriate alphabetical order thereof.

Under the heading "The Sub-Advisers," under the section entitled "The Adviser and Sub-Advisers," all references to J.P. Morgan Investment Management Inc.'s management of the Fund are hereby deleted.

Under the same heading, the following paragraph is hereby added in the appropriate alphabetical order thereof:

INCOME RESEARCH & MANAGEMENT—Income Research & Management ("IR+M") serves as a Sub-Adviser to a portion of the assets of the Income Fund. IR+M is a Massachusetts business trust founded in 1987. IR+M was incorporated as Income Research & Management, Inc. from inception through December 2003. In December 2003, Income Research & Management, Inc. merged into IR&M Holdings LLC, and IR&M Holdings LLC merged into IR&M Holdings Business Trust. In January 2004, IR&M Holdings Business Trust changed its name to Income Research & Management. IR+M has been 100% privately owned since its inception in 1987 and remains so today.

In addition, under the heading "Portfolio Management," in the section entitled "The Adviser and Sub-Advisers," all references to J.P. Morgan Investment Management Inc.'s management of the Fund are hereby deleted.

Under the same heading, the following text is hereby added in the appropriate alphabetical order thereof:

IR+M

Compensation. SIMC pays IR+M a fee based on the assets under management of the Income Fund as set forth in an investment sub-advisory agreement between IR+M and SIMC. IR+M pays its portfolio managers out of its total revenues and other resources, including the sub-advisory fees earned with respect to the Income Fund. The following information relates to the period ended September 30, 2015.

Portfolio managers are compensated through a fixed competitive salary plus bonus. Bonus is generally dictated by the profitability of IR+M as well as the portfolio manager's overall contribution to the firm's success. Portfolio managers also receive competitive health benefits and may participate in IR+M's company-funded profit sharing plan after completing the required length of service with the firm. Separate from compensation, as a long-term incentive, portfolio managers may be offered the opportunity to purchase equity in IR+M. Equity participation is driven by significant and consistent contribution and demonstrated commitment to the firm.

Portfolio manager compensation is neither based on the Income Fund's pre- or after-tax performance nor determined by the value of the assets in the portfolios.

Ownership of Fund Shares. As of September 30, 2015, IR+M's portfolio managers did not beneficially own any shares of the Income Fund.

Other Accounts. As of September 30, 2015, in addition to the Income Fund, IR+M's portfolio managers were responsible for the day to-day management of certain other accounts, as follows:

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)
Jack Sommers, CFA	5	$2,210	28	$5,578	524	$41,710
Bill O'Malley, CFA	5	$2,210	28	$5,578	524	$41,710
Ed Ingalls, CFA	5	$2,210	28	$5,578	524	$41,710

None of the accounts listed above are subject to a performance-based advisory fee.

Conflicts of Interest. IR+M's management of other accounts may give rise to potential conflicts of interest in connection with its management of the Income Fund's investments, on the one hand, and the investments of the other accounts, on the other. The other accounts might have similar investment objectives as the Income Fund or hold, purchase or sell securities that are eligible to be held, purchased or sold by the Income Fund. IR+M does not believe that these conflicts, if any, are material or, to the extent any such conflicts are material, IR+M believes that it has designed policies and procedures to manage those conflicts in an appropriate way.

A potential conflict of interest may arise as a result of IR+M's portfolio managers' day-to-day management of the Income Fund. Because of their positions with the Income Fund, the portfolio managers know the size, timing and possible market impact of Income Fund trades. It is theoretically possible that IR+M's portfolio managers could use this information to the advantage of other accounts they manage and to the possible detriment of the Income Fund. However, IR+M has adopted policies and procedures believed to be reasonably designed to allocate investment opportunities on a fair and equitable basis over time.

A potential conflict of interest may arise as a result of IR+M's portfolio managers' management of the Income Fund and other accounts, which, in theory, may allow them to allocate investment opportunities in a way that favors other accounts over the Income Fund. This conflict of interest may be exacerbated to the extent that IR+M or its portfolio managers receive, or expect to receive, greater compensation from their management of certain other accounts, that have higher base fee rates or incentives fees, than from the Income Fund. Notwithstanding this theoretical conflict of interest, it is IR+M's policy to manage each account based on its investment objectives and related restrictions and, as discussed above, IR+M has adopted policies and procedures reasonably designed to allocate investment opportunities on a fair and equitable basis over time and in a manner consistent with each account's investment objectives and related restrictions. For example, while IR+M's portfolio managers may buy for other accounts securities that differ in identity or quantity from securities bought for the Income Fund, such securities might not be suitable for the Income Fund given its investment objectives and related restrictions.

There are no other changes to the SAI.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-998 (1/16)